Schedule of Prepaid Expenses (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Operating lease prepaid	$ 2,225	$ 546
Prepaid service fee	1,013
Other	57	3
Total prepaid expenses, current	3,295	549
Infrastructure modifications	1,509
Total prepaid expenses, non-current	1,509
Total prepaid expenses	$ 4,804	$ 549